Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, CO 80111

May 13, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Life & Annuity Insurance Company

Variable Annuity-1 Series Account

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 333-194099; 811-07549

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 14 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Post-Effective Amendment No. 14 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on May 11, 2021.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-2660.

Sincerely,

Variable Annuity-1 Series Account of

Great-West Life & Annuity Insurance Company

(Registrant)

/s/ Kirsty M. Lieberman
Kirsty M. Lieberman
Senior Counsel